Property, plant and equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, plant and equipment
Balance at beginning of period	$ 204,538
Additions	17,593	$ 17,496
Balance at end of period	293,243		$ 204,538
Gross carrying amount
Property, plant and equipment
Balance at beginning of period	302,378	271,802	271,802
Additions	17,593		31,034
Disposals	(141)		(52)
Reallocation of right of use asset			(519)
Transfer from exploration and evaluation assets	79,130
Foreign exchange movement	9		113
Balance at end of period	398,969		302,378
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(97,840)	(82,346)	(82,346)
Depreciation for the period	(8,017)		(15,697)
Disposals	140		36
Reallocation of right of use asset			217
Foreign exchange movement	(9)		(50)
Balance at end of period	(105,726)		(97,840)
Land and buildings
Property, plant and equipment
Balance at beginning of period	7,636
Balance at end of period	7,526		7,636
Land and buildings | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	19,244	16,871	16,871
Additions			4
Reallocations between asset classes	396		2,369
Balance at end of period	19,640		19,244
Land and buildings | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(11,608)	(10,457)	(10,457)
Depreciation for the period	(506)		(1,151)
Balance at end of period	(12,114)		(11,608)
Right-of-use assets | Gross carrying amount
Property, plant and equipment
Balance at beginning of period		506	506
Reallocation of right of use asset			(519)
Foreign exchange movement			13
Right-of-use assets | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period		(218)	(218)
Reallocation of right of use asset			217
Foreign exchange movement			1
Mine development, infrastructure and other (excl. Bilboes)
Property, plant and equipment
Balance at beginning of period	142,476
Balance at end of period	148,696		142,476
Mine development, infrastructure and other (excl. Bilboes) | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	174,932	143,426	143,426
Additions	7,674
Reallocations between asset classes	2,299		31,506
Balance at end of period	184,905		174,932
Mine development, infrastructure and other (excl. Bilboes) | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(32,456)	(24,995)	(24,995)
Depreciation for the period	(3,753)		(7,461)
Balance at end of period	(36,209)		(32,456)
Assets under construction
Property, plant and equipment
Balance at beginning of period	12,873
Balance at end of period	7,632		12,873
Assets under construction | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	12,873	31,256	31,256
Additions	4,635		24,358
Reallocations between asset classes	(9,877)		(42,748)
Foreign exchange movement	1		7
Balance at end of period	7,632		12,873
Decommissioning assets
Property, plant and equipment
Balance at beginning of period	2,887
Balance at end of period	2,982		2,887
Decommissioning assets | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	3,750	3,811	3,811
Additions	126		(61)
Balance at end of period	3,876		3,750
Decommissioning assets | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(863)	(863)	(863)
Depreciation for the period	(31)
Balance at end of period	(894)		(863)
Plant and equipment
Property, plant and equipment
Balance at beginning of period	34,961
Balance at end of period	39,061		34,961
Plant and equipment | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	82,410	70,283	70,283
Additions	44		3,254
Reallocations between asset classes	7,182		8,873
Balance at end of period	89,636		82,410
Plant and equipment | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(47,449)	(41,241)	(41,241)
Depreciation for the period	(3,126)		(6,208)
Balance at end of period	(50,575)		(47,449)
Fixtures and fittings
Property, plant and equipment
Balance at beginning of period	1,510
Balance at end of period	1,605		1,510
Fixtures and fittings | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	3,352	2,090	2,090
Additions	319		1,180
Disposals			(11)
Foreign exchange movement	8		93
Balance at end of period	3,679		3,352
Fixtures and fittings | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(1,842)	(1,451)	(1,451)
Depreciation for the period	(223)		(346)
Disposals			6
Foreign exchange movement	(9)		(51)
Balance at end of period	(2,074)		(1,842)
Motor vehicles
Property, plant and equipment
Balance at beginning of period	2,195
Balance at end of period	1,905		2,195
Motor vehicles | Gross carrying amount
Property, plant and equipment
Balance at beginning of period	5,817	3,559	3,559
Additions	89		2,299
Disposals	(141)		(41)
Balance at end of period	5,765		5,817
Motor vehicles | Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Balance at beginning of period	(3,622)	$ (3,121)	(3,121)
Depreciation for the period	(378)		(531)
Disposals	140		30
Balance at end of period	(3,860)		$ (3,622)
Bilboes Mine development, infrastructure and other
Property, plant and equipment
Balance at end of period	83,836
Bilboes Mine development, infrastructure and other | Gross carrying amount
Property, plant and equipment
Additions	4,706
Transfer from exploration and evaluation assets	79,130
Balance at end of period	$ 83,836